FINANCIAL RISK MANAGEMENT - CREDIT RISK - IMPAIRMENT OF FINANCIAL ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 3,782,381	¥ 4,563,219
Loss provison	(10,590)	(10,590)
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	3,782,381	4,563,219
Loss provison	(60,704)	(61,135)	¥ (61,212)
Portfolio 1 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 202,484	¥ 232,848
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0
Portfolio 2 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 3,429,198	¥ 4,033,727
ECL rates (as percent)	1.68%	1.42%
Loss provison	¥ (57,690)	¥ (57,201)
Portfolio 3 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 150,699	¥ 196,694
ECL rates (as percent)	2.00%	2.00%
Loss provison	¥ (3,014)	¥ (3,934)
Portfolio 4 [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 0	¥ 99,950
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0